Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Cash flow from operating activities:
Net income (loss)	$ 117,019	$ (176,522)	$ 79,545
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Depreciation and amortization	74,072	82,594	78,644
Share-based compensation expense	21,545	15,432	13,840
Excess tax benefits from share-based compensation	(454)	(471)	(1,843)
Impairment of assets	2,123	72,017	15,783
Pension curtailment, settlement and special termination	0	69,561	21,907
Devaluation of Venezuelan balance sheet	12,101	1,584	0
Gain on sale of assets, net	(12,888)	(2,410)	(1,202)
Equity in earnings of an investee	0	0	(702)
Cash flow from changes in certain assets and liabilities, net of the effects of acquisitions
Trade receivables	(58,588)	23,983	(75,275)
Inventories	(53,241)	21,337	20,955
Prepaid expenses	(1,993)	12,908	(3,490)
Prepaid income taxes	9,589	(4,889)	(1,890)
Other current assets	(42,785)	(11,183)	(16,080)
Accounts payable	59,278	(9,659)	2,564
Deferred revenue	51,554	16,522	(21,767)
Deferred income taxes	(11,305)	(15,125)	(10,558)
Pension and other post-retirement benefits	(5,034)	11,026	3,774
Finance lease receivables	(61,579)	(32,593)	23,650
Certain other assets and liabilities	87,492	50,112	7,653
Net cash provided by operating activities	186,906	124,224	135,508
Cash flow from investing activities:
Payments for acquisitions, net of cash acquired	(11,749)	0	(28,292)
Proceeds from maturities of investments	477,421	464,331	325,403
Proceeds from sale of investments	39,586	55,987	50,431
Payments for purchases of investments	(428,652)	(537,682)	(377,070)
Proceeds from sale of assets	18,441	7,536	3,357
Capital expenditures	(61,453)	(35,447)	(49,742)
Increase in certain other assets	(19,795)	(13,747)	(13,077)
Purchase of finance receivables, net of cash collections	0	6,303	16,159
Net cash provided by (used in) investing activities	13,799	(52,719)	(72,831)
Cash flow from financing activities:
Dividends paid	(74,946)	(73,997)	(72,830)
Debt issuance costs	(1,368)	0	0
Revolving debt borrowings (repayments), net	2,000	(56,000)	70,000
Other debt borrowings	157,676	51,231	117,163
Other debt repayments	(175,501)	(121,901)	(163,538)
Distributions to noncontrolling interest holders	(2,158)	(16,913)	(2,092)
Excess tax benefits from share-based compensation	454	471	1,843
Issuance of common shares	14,607	16,723	16,679
Repurchase of common shares	(1,918)	(4,063)	(3,452)
Net cash used in financing activities	(81,154)	(204,449)	(36,227)
Effect of exchange rate changes on cash	(28,243)	(5,139)	8,422
Increase (decrease) in cash and cash equivalents	91,308	(138,083)	34,872
Cash and cash equivalents at the beginning of the year	230,709	368,792	333,920
Cash and cash equivalents at the end of the year	322,017	230,709	368,792
Cash paid for:
Income taxes	49,181	76,480	49,011
Interest	31,185	29,543	28,917
Significant noncash investing and financing activities:
Accrued holdback for acquisition	$ 0	$ 0	$ 12,000